ACQUISITIONS AND DIVESTITURES (Details 3) (Coca-Cola Enterprises Inc.'s ("CCE") North American business, USD $) In Millions, unless otherwise specified		3 Months Ended		3 Months Ended
	Oct. 02, 2010	Dec. 31, 2010 Bottlers' Franchise Rights	Oct. 02, 2010 Bottlers' Franchise Rights	Dec. 31, 2010 Customer Relationships	Oct. 02, 2010 Customer Relationships	Oct. 02, 2010 Amounts Recognized As of Acquisition Date [Member]	Sep. 30, 2011 Measurement period adjustments [Member]	Sep. 30, 2011 Amounts Recognized as of Acquisition Date as adjusted [Member]
Acquisition and investment activities
Cash and cash equivalents						$ 49	$ 0	$ 49
Marketable securities						7	0	7
Trade accounts receivable						1,194	0	1,194
Inventories						696	0	696
Other current assets						744	(5)	739
Property, plant and equipment						5,385	(682)	4,703
Bottlers' franchise rights with indefinite lives						5,100	100	5,200
Other intangible assets						1,032	45	1,077
Other noncurrent assets						261	0	261
Total identifiable assets acquired						14,468	(542)	13,926
Accounts payable and accrued expenses						1,826	8	1,834
Loans and notes payable						266	0	266
Long-term debt						9,345	0	9,345
Pension and other postretirement liabilities						1,313	0	1,313
Other noncurrent liabilities						2,603	(293)	2,310
Total liabilities assumed						15,353	(285)	15,068
Net liabilities assumed						(885)	(257)	(1,142)
Goodwill						7,746	304	8,050
Goodwill after deduction of net liabilities assumed						6,861	47	6,908
Less: Noncontrolling interests						13	0	13
Net assets acquired	6,895					6,848	47	6,895
Trade accounts receivable, gross	1,226
Tax deductible Goodwill	170
Uncollectable receivables	32
Estimated fair value			650		380
Weighted-average estimated life (in years)		8		20
Assumed pension and other postretirement liabilities	3,544
Assumed pension and other postretirement plan assets	$ 2,231